Horizon Wealth Masters Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—99.5%
Communication Services—13.4%
Alphabet, Inc. Class C(1)	210	$281
AMC Networks, Inc. Class A(1)	7,462	295
Comcast Corp. Class A	6,589	296
Discovery, Inc. Class C(1)	9,456	288
DISH Network Corp. Class A(1)	7,983	283
Facebook, Inc. Class A(1)	1,405	288
Fox Corp. Class A	7,709	286
GCI Liberty, Inc. Class A(1)	4,182	296
IAC/InterActiveCorp(1)	1,286	320
Liberty Braves Group Class C(1)	9,565	283
Liberty Broadband Corp. Class C(1)	2,368	298
Liberty Formula One Class C(1)	6,467	297
Liberty Global plc Class C(1)	13,423	293
Liberty Latin America Ltd. Class C(1)	15,373	299
Liberty Sirius XM Group Class C(1)	6,043	291
Liberty TripAdvisor Holdings, Inc. Class A(1)	38,849	286
Lions Gate Entertainment Corp. Class B(1)	32,048	318
Madison Square Garden Co. (The) Class A(1)	997	293
MSG Networks, Inc. Class A(1)	16,993	296
News Corp. Class A	20,221	286
ViacomCBS, Inc. Class B	6,915	290
		6,163

Consumer Discretionary—22.9%
Amazon.com, Inc.(1)	160	296
American Eagle Outfitters, Inc.	19,243	283
AutoNation, Inc.(1)	5,533	269
Buckle, Inc. (The)	10,506	284
Carnival Corp.	6,104	310
Choice Hotels International, Inc.	2,792	289
Columbia Sportswear Co.	2,814	282
Designer Brands, Inc. Class A	17,990	283
Dick’s Sporting Goods, Inc.	5,997	297
Dillard’s, Inc. Class A(2)	4,049	298
eBay, Inc.	7,979	288
Expedia Group, Inc.	2,575	278
Gap, Inc. (The)	16,044	284
Garmin Ltd.	2,918	285
Horton (D.R.), Inc.	5,390	284
Hyatt Hotels Corp. Class A	3,317	298
L Brands, Inc.	15,372	279
Lands’ End, Inc.(1)	16,456	276
Las Vegas Sands Corp.	4,122	285
Lennar Corp. Class A	5,056	282
Marriott International, Inc. Class A	1,902	288
Marriott Vacations Worldwide Corp.	2,222	286
Mohawk Industries, Inc.(1)	2,091	285
Newell Brands, Inc.	15,323	294
Nordstrom, Inc.	7,020	287
Penn National Gaming, Inc.(1)	10,916	279
Penske Automotive Group, Inc.	5,465	274
Qurate Retail, Inc. Class A(1)	36,062	304
Ralph Lauren Corp.	2,391	280
Red Rock Resorts, Inc. Class A	11,677	280
Restaurant Brands International, Inc.	4,384	280
Tenneco, Inc. Class A	20,330	266
Tesla, Inc.(1)	724	303
Under Armour, Inc. Class C(1)	14,953	287
Urban Outfitters, Inc.(1)	10,161	282
Wendy’s Co. (The)	12,926	287
	Shares	Value

Consumer Discretionary—continued
WW International, Inc.(1)	7,021	$268
		10,560

Consumer Staples—6.9%
Boston Beer Co., Inc. (The) Class A(1)	778	294
Brown-Forman Corp. Class B	4,387	297
Constellation Brands, Inc. Class A	1,550	294
Estee Lauder Cos., Inc. (The) Class A	1,394	288
Hostess Brands, Inc.(1)	19,499	283
Lancaster Colony Corp.	1,812	290
Monster Beverage Corp.(1)	4,526	288
Nomad Foods Ltd.(1)	13,231	296
PriceSmart, Inc.	3,949	280
Spectrum Brands Holdings, Inc.	4,572	294
Tootsie Roll Industries, Inc.(2)	8,260	282
		3,186

Energy—5.0%
Cheniere Energy, Inc.(1)	4,620	282
Continental Resources, Inc.	8,318	285
CVR Energy, Inc.	6,844	277
Exterran Corp.(1)	38,015	298
Hess Corp.	4,370	292
Par Pacific Holdings, Inc.(1)	11,925	277
RPC, Inc.	57,829	303
W&T Offshore, Inc.(1)	54,245	302
		2,316

Financials—13.6%
American Financial Group, Inc.	2,571	282
Berkley (W.R.) Corp.	4,121	285
Berkshire Hathaway, Inc. Class B(1)	1,264	286
BOK Financial Corp.	3,250	284
Brown & Brown, Inc.	7,222	285
Charles Schwab Corp. (The)	5,845	278
Cohen & Steers, Inc.	4,380	275
Erie Indemnity Co. Class A	1,685	280
First Citizens BancShares, Inc. Class A	537	286
Franklin Resources, Inc.	10,903	283
Greenlight Capital Re Ltd. Class A(1)	27,444	277
Hilltop Holdings, Inc.	11,131	278
Interactive Brokers Group, Inc. Class A	6,054	282
Jefferies Financial Group, Inc.	13,238	283
Loews Corp.	5,540	291
Mercury General Corp.	5,838	284
Morningstar, Inc.	1,891	286
National General Holdings Corp.	12,710	281
PJT Partners, Inc. Class A	6,396	289
Raymond James Financial, Inc.	3,126	280
Third Point Reinsurance Ltd.(1)	27,952	294
Virtu Financial, Inc. Class A	17,777	284
		6,233

Health Care—3.2%
AquaBounty Technologies, Inc.(1)	141,405	307
Bruker Corp.	5,753	293
Danaher Corp.	1,896	291
Intrexon Corp.(1)(2)	48,085	264
See Notes to Schedule of Investments

Horizon Wealth Masters Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Shares	Value

Health Care—continued
NantKwest, Inc.(1)(2)	82,880	$314
		1,469

Industrials—11.8%
Air Lease Corp.	5,965	283
Cintas Corp.	1,071	288
Colfax Corp.(1)	7,969	290
Covanta Holding Corp.	19,067	283
FedEx Corp.	1,936	293
Fortive Corp.	3,710	283
Heartland Express, Inc.	13,640	287
Herc Holdings, Inc.(1)	5,649	277
Hertz Global Holdings, Inc.(1)	17,774	280
MasTec, Inc.(1)	4,519	290
MSC Industrial Direct Co., Inc. Class A	3,753	295
Navistar International Corp.(1)	9,748	282
Rollins, Inc.	8,630	286
Seaspan Corp.	20,360	289
Timken Co. (The)	5,074	286
W.W. Grainger, Inc.	857	290
Welbilt, Inc.(1)	17,935	280
Werner Enterprises, Inc.	7,767	283
XPO Logistics, Inc.(1)	3,568	284
		5,429

Information Technology—8.7%
Amkor Technology, Inc.(1)	21,903	285
Anixter International, Inc.(1)	3,215	296
Cloudera, Inc.(1)	25,291	294
Conduent, Inc.(1)	43,594	270
EchoStar Corp. Class A(1)	6,395	277
Intuit, Inc.	1,080	283
Oracle Corp.	5,325	282
Paychex, Inc.	3,356	286
Pegasystems, Inc.	3,713	296
RealPage, Inc.(1)	5,363	288
salesforce.com, Inc.(1)	1,761	286
SS&C Technologies Holdings, Inc.	4,669	287
TTEC Holdings, Inc.	7,851	311
Xerox Holdings Corp.	7,627	281
		4,022

Materials—5.2%
Element Solutions, Inc.(1)	25,119	293
LyondellBasell Industries NV Class A	2,991	283
NewMarket Corp.	591	288
Novagold Resources, Inc.(1)	37,559	336
Scotts Miracle-Gro Co. (The)	2,751	292
Silgan Holdings, Inc.	9,338	290
TimkenSteel Corp.(1)	38,024	299
Westlake Chemical Corp.	4,060	285
		2,366

Real Estate—8.8%
American Homes 4 Rent Class A	11,149	292
	Shares	Value

Real Estate—continued
Colony Capital, Inc.	60,901	$289
Equity LifeStyle Properties, Inc.	4,138	291
Equity Residential	3,542	287
Gaming and Leisure Properties, Inc.	6,762	291
Host Hotels & Resorts, Inc.	15,357	285
Howard Hughes Corp. (The)(1)	2,324	295
JBG SMITH Properties	7,233	289
Marcus & Millichap, Inc.(1)	7,711	287
Seritage Growth Properties Class A	7,220	289
Simon Property Group, Inc.	1,970	293
Taubman Centers, Inc.	9,547	297
Urban Edge Properties	14,861	285
Vornado Realty Trust	4,295	286
		4,056

Total Common Stocks (Identified Cost $31,282)		45,800

Total Long-Term Investments—99.5% (Identified Cost $31,282)		45,800

Securities Lending Collateral—2.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.512%)(3)(4)	1,336,461	1,336
Total Securities Lending Collateral (Identified Cost $1,336)		1,336

TOTAL INVESTMENTS—102.4% (Identified Cost $32,618)		$47,136
Other assets and liabilities, net—(2.4)%		(1,100)
NET ASSETS—100.0%		$46,036

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	94%
Canada	2
Bermuda	1
Virgin Islands(British)	1
United Kingdom	1
Switzerland	1
Total	100%
† % of total investments as of December 31, 2019.
See Notes to Schedule of Investments

Horizon Wealth Masters Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$45,800	$45,800
Securities Lending Collateral	1,336	1,336
Total Investments	$47,136	$47,136
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2019.
There were no transfers into or out of Level 3 related to securities held at December 31, 2019.
See Notes to Schedule of Investments

HORIZON WEALTH MASTERS FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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